Exhibit 1

GS Mortgage Securities Trust 2016-GS2

Commercial Mortgage Pass-Through Certificates, Series 2016-GS2

Report To:

GS Mortgage Securities Corporation II

Goldman, Sachs & Co.

J.P. Morgan Securities LLC

Drexel Hamilton, LLC

Academy Securities, Inc.

9 May 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman, Sachs & Co. 200 West Street New York, New York 10282	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Re:	GS Mortgage Securities Trust 2016-GS2

Commercial Mortgage Pass-Through Certificates, Series 2016-GS2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies, which are summarized on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
g.	A draft of the preliminary prospectus for the GS Mortgage Securities Trust 2016-GS2 securitization transaction (the “Draft Preliminary Prospectus”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Prospectus or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 May 2016

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in GS Mortgage Securities Trust 2016-GS2 (the “Issuing Entity”) that will be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 37 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial and multifamily properties.

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loans as of the related due date of each Mortgage Loan in May 2016 or, in the case of any Mortgage Loan that has its first due date in June 2016, the date that would have been its due date in May 2016 under the terms of the Mortgage Loan if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph in this Item 1.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 13

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received an electronic data file from the Depositor (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a. Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Due Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	First Due Date and
b.	First P&I Due Date

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 15 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 7.), both as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Depositor instructed us to use the “Original Term To Maturity (Mos.)” for the “Original Interest-Only Period (Mos.)” characteristic.

Attachment A Page 3 of 13

8.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 8.), all as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Depositor instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

9.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Depositor instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

Attachment A Page 4 of 13

10.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Seasoning,
d.	Original Interest-Only Period (Mos.),
e.	First Due Date,
f.	Maturity Date,
g.	Mortgage Loan Rate (%) and
h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies described on Exhibit 1 to Attachment A for the Underlying Properties associated with each Multiple Property Loan, we recalculated:

i.	The principal balance of each Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	The principal balance of each Multiple Property Loan and its related Underlying Properties as of the Cut-off Date (the “Allocated Cut-off Date Loan Amount ($)”) and
iii.	The principal balance of each Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

11.	For each Pari Passu Mortgage Loan (as defined in Note 14 of Exhibit 2 to Attachment A), except for the Veritas Multifamily Pool 1 Mortgage Loan (as defined in Note 3 of Exhibit 2 to Attachment A) and Veritas Multifamily Pool 2 Mortgage Loan (as defined in Note 3 of Exhibit 2 to Attachment A), which are described in the third, fourth, fifth and sixth paragraphs of this Item 11., the Depositor instructed us to use the information on the applicable Source Documents to recalculate:
a.	The aggregate principal balance of the related Senior Companion Loan(s) (as defined in Note 14 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and
b.	The aggregate principal balance of the related Senior Companion Loan(s) as of the maturity date of the related Whole Loan (as defined in Note 14 of Exhibit 2 to Attachment A) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 13

11. (continued)

For the Veritas Multifamily Pool 1 Mortgage Loan, the Depositor instructed us to:

a.	Use the information on the applicable Source Documents for the related Senior Companion Loans to recalculate the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and the “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information on the applicable Source Documents for the Veritas Multifamily Pool 1 Subordinate Companion Loan (as defined in Note 14 of Exhibit 2 to Attachment A) to recalculate the principal balance of the Veritas Multifamily Pool 1 Subordinate Companion Loan as of the Cut-off Date (the “B Note Cut-off Date Balance”) and as of the maturity date of the related Whole Loan (the “B Note Balloon Balance”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

For the Veritas Multifamily Pool 2 Mortgage Loan, the Depositor instructed us to:

a.	Use the information on the applicable Source Documents for the related Senior Companion Loan to recalculate the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and the “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information on the applicable Source Documents for the Veritas Multifamily Pool 2 Subordinate Companion Loan (as defined in Note 14 of Exhibit 2 to Attachment A) to recalculate the “B Note Cut-off Date Balance” and “B Note Balloon Balance” characteristics.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<Blank>” for the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics. For each Mortgage Loan, except for the Veritas Multifamily Pool 1 Mortgage Loan and Veritas Multifamily Pool 2 Mortgage Loan, the Depositor instructed us to use “<Blank>” for the “B Note Cut-off Date Balance” and “B Note Balloon Balance” characteristics.

Attachment A Page 6 of 13

12.	For each Pari Passu Mortgage Loan, the Depositor instructed us to recalculate the aggregate annual debt service of the related Senior Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service”) as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<Blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

13.	Using the:
a.	Mortgage Loan Rate (%) and
b.	Administrative Fee Rate (%)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using:
a.	Information on the Final Data File,
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Prospectus and
c.	The applicable calculation methodologies provided by the Depositor that are described in the succeeding paragraphs of this Item 14.,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2012 NCF DSCR,
iv.	2013 NCF DSCR,
v.	2014 NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Cut-off Date LTV Ratio (%),
viii.	LTV Ratio at Maturity (%),
ix.	Debt Yield on Underwritten Net Operating Income (%),
x.	Debt Yield on Underwritten Net Cash Flow (%),
xi.	% of Initial Pool Balance,
xii.	Annual Debt Service ($) and
xiii.	Loan Per Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2012 NCF DSCR,” “2013 NCF DSCR,” “2014 NCF DSCR” and “Most Recent NCF DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

Attachment A Page 7 of 13

14. (continued)

For the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Mortgage Loans identified on the Final Data File as:

a.	Residence Inn and SpringHill Suites North Shore,
b.	Aloft Sunnyvale,
c.	220 Lake Drive and
d.	Clayton Village,

the Depositor instructed us to use the “As Stabilized Appraised Value ($),” as shown on the Final Data File.

For each Pari Passu Mortgage Loan, the Depositor instructed us to use the combined annual debt service for the Mortgage Loan and related Senior Companion Loan(s), which is twelve (12) times the sum of the:

i. Monthly Debt Service ($) and

ii. Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the:

(a) Underwritten NOI DSCR (x),

(b)	Underwritten NCF DSCR (x),
(c)	2012 NCF DSCR,
(d)	2013 NCF DSCR,
(e)	2014 NCF DSCR and
(f)	Most Recent NCF DSCR

characteristics.

For each Pari Passu Mortgage Loan, the Depositor instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Senior Companion Loan(s), which is the sum of:

a.	The “Cut-off Date Balance ($)” of the Mortgage Loan and
b.	The “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” of the related Senior Companion Loan(s),

both as shown on the Final Data File, to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Debt Yield on Underwritten Net Operating Income (%),
iii.	Debt Yield on Underwritten Net Cash Flow (%) and
iv.	Loan Per Unit ($)

characteristics.

Additionally, for the purpose of recalculating the “Cut-off Date LTV Ratio (%)” characteristic for the Mortgage Loan identified on the Final Data File as “Residence Inn and SpringHill Suites North Shore” (the “Residence Inn and SpringHill Suites North Shore Mortgage Loan”), which is a Pari Passu Mortgage Loan and a Multiple Property Loan, the Depositor instructed us to increase the “Appraised Value ($)” used for this recalculation by $3,770,000, which represents the aggregate estimated PIP amount for this Mortgage Loan, as described on the applicable appraisal report Source Documents.

Attachment A Page 8 of 13

14. (continued)

For each Pari Passu Mortgage Loan, the Depositor instructed us to use the combined principal balance as of the “Maturity Date” for the Mortgage Loan and related Senior Companion Loan(s), which is the sum of:

a.	The “Balloon Balance ($)” of the Mortgage Loan and
b.	The “Pari Passu Companion Loan Balloon Balance (Non-trust)” of the related Senior Companion Loan(s),

both as shown on the Final Data File, to recalculate the “LTV Ratio at Maturity (%)” characteristic.

For the Underlying Properties related to each Multiple Property Loan, the Depositor instructed us to use the aggregate:

a.	Underwritten NOI DSCR (x),
b.	Underwritten NCF DSCR (x),
c.	2012 NCF DSCR,
d.	2013 NCF DSCR,
e.	2014 NCF DSCR,
f.	Most Recent NCF DSCR,
g.	Cut-off Date LTV Ratio (%),
h.	LTV Ratio at Maturity (%),
i.	Debt Yield on Underwritten Net Operating Income (%) and
j.	Debt Yield on Underwritten Net Cash Flow (%)

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each Underlying Property associated with such Multiple Property Loan.

15.	Using:
a.	Information on the Final Data File,
b.	Information on the Source Documents and/or
c.	Information on the Secondary Financing Documents (as defined in Note 21 of

Exhibit 2 to Attachment A) provided by the Depositor

for each Mortgage Loan With Existing Mezzanine Debt (as defined in Note 21 of Exhibit 2 to Attachment A), we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with each Mortgage Loan With Existing Mezzanine Debt (the “Mezzanine Debt Cut-off Date Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

For each Mortgage Loan which is not a Mortgage Loan With Existing Mezzanine Debt, the Depositor instructed us to use “<blank>” for the “Mezzanine Debt Cut-off Date Balance” characteristic on the Final Data File.

Attachment A Page 9 of 13

16.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	B Note Original Amount,
d.	Cut-off Date Balance ($),
e.	Pari Passu Companion Loan Cut-off Date Balance (Non-trust),
f.	B Note Cut-off Date Balance,
g.	Balloon Balance ($),
h.	Pari Passu Companion Loan Balloon Balance (Non-trust),
i.	B Note Balloon Balance,
j.	Mortgage Loan Rate (%),
k.	B Note Interest Rate,
l.	Monthly Debt Service ($),
m.	Pari Passu Companion Loan Monthly Debt Service ($) and
n.	B Note Annual Payment

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, and the respective interest rate of the Senior Companion Loan(s) associated with each Pari Passu Mortgage Loan, as shown on the applicable loan agreement, and/or loan modification agreement Source Document or Client Provided Schedule (as defined in Note 14 of Exhibit 2 to Attachment A), we recalculated the:

i. Whole Loan Original Balance,

ii. Whole Loan Cut-off Date Balance,

iii. Whole Loan Balloon Balance,

iv. Whole Loan Interest Rate and

v. Whole Loan Annual Payment

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan on the Final Data File that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through v. above.

17.	Using the:
a.	Whole Loan Cut-off Date Balance,
b.	Whole Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan DSCR and

ii. Whole Loan LTV

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the “Whole Loan DSCR” to two decimal places and the “Whole Loan LTV” to the nearest 1/10th of one percent.

Attachment A Page 10 of 13

17. (continued)

Additionally, for the purpose of recalculating the “Whole Loan LTV” characteristic for the Residence Inn and SpringHill Suites North Shore Mortgage Loan, which is a Pari Passu Mortgage Loan and a Multiple Property Loan, the Depositor instructed us to increase the “Appraised Value ($)” used for this recalculation by $3,770,000, which represents the aggregate estimated PIP amount for this Mortgage Loan, as described on the applicable appraisal report Source Documents.

For each Mortgage Loan on the Final Data File that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” for the “Whole Loan DSCR” and “Whole Loan LTV” characteristics on the Final Data File.

18.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Date Balance,
d.	Mezzanine Debt Cut-off Date Balance,
e.	Whole Loan Interest Rate,
f.	Mezzanine Debt Interest Rate,
g.	Whole Loan Annual Payment and
h.	Mezzanine Debt Annual Payment

of each Mortgage Loan With Existing Mezzanine Debt, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-off Date Balance,
iii.	Total Loan Interest Rate and
iv.	Total Loan Annual Payment

of each Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan on the Final Data File that is not a Mortgage Loan With Existing Mezzanine Debt, the Depositor instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through iv. above.

Attachment A Page 11 of 13

19.	Using the:
a.	Total Loan Cut-off Date Balance,
b.	Total Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of each Mortgage Loan With Existing Mezzanine Debt, as applicable, all as shown on the Final Data File, we recalculated the:

i. Total Loan DSCR and

ii. Total Loan LTV

of each Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the “Total Loan DSCR” to two decimal places and the “Total Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan on the Final Data File that is not a Mortgage Loan With Existing Mezzanine Debt, the Depositor instructed us to use “<blank>” for the “Total Loan DSCR” and “Total Loan LTV” characteristics on the Final Data File.

20.	For each Mortgage Loan on the Final Data File with the “Loan Purpose” characteristic as “Refinance” (the “Refinance Loans”) or “Recapitalization” (the “Recapitalization Loans”), except for the Mortgage Loans identified on the Final Data File as:
a.	Twenty Ninth Street,
b.	Hidden Creek Village,
c.	Chapel Hill Commons,
d.	Winco Alaska Warehouse and
e.	Times Square Retail Center (together, the “Refinance/Recapitalization Loans With Principal’s New Cash Contribution”),

the Depositor instructed us to use “$0.00” for the “Principal’s New Cash Contribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	For each Refinance Loan and Recapitalization Loan, except for the Refinance/Recapitalization Loans With Principal’s New Cash Contribution, the Depositor instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 12 of 13

22.	For each Refinance Loan and Recapitalization Loan, except for the Refinance/Recapitalization Loans With Principal’s New Cash Contribution, the Depositor instructed us to recalculate the “Principal Equity Distribution” as the difference between the:
a.	Total Sources and
b.	Sum of the:
i.	Loan Payoff,
ii.	Purchase Price,
iii.	Closing Costs,
iv.	Reserves and
v.	Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

23.	For:
a.	The Mortgage Loans on the Final Data File with the “Loan Purpose” characteristic as “Acquisition” (the “Acquisition Loans”) and
b.	The Refinance/Recapitalization Loans With Principal’s New Cash Contribution,

the Depositor instructed us to use “$0.00” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	For each Mortgage Loan on the Final Data File, the Depositor instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Principal Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

25.	For each Acquisition Loan and Refinance/Recapitalization Loan With Principal’s New Cash Contribution, the Depositor instructed us to recalculate the “Principal’s New Cash Contribution” as the difference between the:
a.	Total Uses and
b.	Sum of the:
i.	Loan Amount (sources),
ii.	Subordinate Debt and
iii.	Other Sources,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 13 of 13

26.	For each Acquisition Loan and Refinance/Recapitalization Loan With Principal’s New Cash Contribution, the Depositor instructed us to recalculate the “Total Sources” as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Depositor

• Veritas Multifamily Pool 1	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Total Loan Original Balance” (as defined in Item 18. of Attachment A) allocations for the Underlying Properties that are stated on the loan agreement Source Document

• Residence Inn and SpringHill Suites North Shore	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the Residence Inn and SpringHill Suites North Shore Whole Loan (as defined in Table A1 that is contained in Note 14 of Exhibit 2 to Attachment A) that are stated on the loan agreement Source Document

• Veritas Multifamily Pool 2	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Total Loan Original Balance” allocations for the Underlying Properties that are stated on the loan agreement Source Document

• Comerica Bank and KFC Portfolio	Allocated Cut-off Date Loan Amount ($)	The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the applicable loan agreement Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Depositor” columns that have not been previously defined, or which do not have a specific reference to where such term is defined in this report, are defined in Item 10. of Attachment A and Exhibit 2 to Attachment A of this report.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit Description	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units, Pads, Rooms, Sq Ft (see Note 2)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary
Occupancy (%) (see Note 2)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Occupancy Date	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Rent Steps Date	Underwritten Rent Roll
Student / Military / Other Concentration? If Yes, what % of Units?	Appraisal Report

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 3)	Appraisal Report
Appraisal Date (see Note 3)	Appraisal Report
As Stabilized Appraised Value ($)	Appraisal Report
As Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 4)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 4)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 5)	Environmental Insurance Certificate
Seismic Report Date (see Note 6)	Seismic Report
PML or SEL (%) (see Note 6)	Seismic Report
Earthquake Insurance Required (see Note 7)	Seismic Report
Blanket Insurance Policy (Yes/No)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Major Tenant Information: (see Notes 2, 8 and 9)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Notes 10 and 11)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Second Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration (see Note 10)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration (see Note 10)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration (see Note 10)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration (see Notes 10 and 11)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 12)

Characteristic	Source Document

2012 NOI Date	Underwriter’s Summary Report
2012 EGI ($)	Underwriter’s Summary Report
2012 Expenses ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NOI Date	Underwriter’s Summary Report
2013 EGI ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2013 Expenses ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NOI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
Most Recent Date (if past 2014)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2014) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2014) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2014) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2014) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
ADR ($) (see Note 13)	Underwriter’s Summary Report
RevPAR ($) (see Note 13)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Other Reserve Description	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust?	Promissory Note, Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement or Guaranty Agreement
Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 14)

For all Mortgage Loans:

• Promissory Note, Loan Agreement, Loan Modification Agreement or Client Provided Schedule

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Pari Passu Companion Loan Original Balance (Non-trust) (see Note 14)	Loan Agreement, Loan Modification Agreement or Client Provided Schedule
Mortgage Loan Rate (%)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 14 and 15)	Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 14)	Loan Agreement or Loan Modification Agreement
Amortization Type	Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Loan Agreement or Loan Modification Agreement
ARD (Yes / No)	Loan Agreement or Loan Modification Agreement
Maturity Date	Loan Agreement or Loan Modification Agreement
Final Maturity Date	Loan Agreement or Loan Modification Agreement
Due Date	Loan Agreement or Loan Modification Agreement
Grace Period-Late Fee	Loan Agreement, Loan Modification Agreement or Promissory Note
Grace Period-Default	Loan Agreement, Loan Modification Agreement or Promissory Note
Due On Sale	Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Origination Date	Loan Agreement, Loan Modification Agreement or Closing Statement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Carve-out Guarantor	Guaranty Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Loan Agreement or Loan Modification Agreement
First Due Date (see Note 16)	Loan Agreement or Loan Modification Agreement
Last IO Due Date	Loan Agreement or Loan Modification Agreement
First P&I Due Date	Loan Agreement or Loan Modification Agreement
Lockbox (see Note 17)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Note 17)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Note 18)	Loan Agreement or Loan Modification Agreement
Lockout Period (see Note 18)	Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 18 and 19)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 18 and 20)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Note 19)	Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted	Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Note 20)	Loan Agreement or Loan Modification Agreement
Open Period (Payments)	Loan Agreement or Loan Modification Agreement
Prepayment Type	Loan Agreement or Loan Modification Agreement
Yield Maintenance Index	Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount	Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin	Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method	Loan Agreement or Loan Modification Agreement
Release Provisions (Y/N)	Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Condominium Present?	Loan Agreement or Loan Modification Agreement
Tenant In Common (Yes/No)?	Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment,
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease or Ground Lease Estoppel
Cross Collateralized (Y/N)	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Loan Agreement or Loan Modification Agreement
Letter of Credit Balance	Letter of Credit, Loan Agreement or Loan Modification Agreement
Letter of Credit Description	Letter of Credit, Loan Agreement or Loan Modification Agreement
B Note Original Amount (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Interest Rate (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Maturity Date (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Annual Payment (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Name of Mezzanine Lender (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Balance (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (see Note 21)	Secondary Financing Documents

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mezzanine Debt Maturity Date (see Note 21)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 21)	Secondary Financing Documents
Other Subordinate Debt Balance (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Subordinate Debt Type (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Debt Allowed?	Loan Agreement or Loan Modification Agreement
Loan Purpose	Closing Statement or Asset Summary Report
Property Manager	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Prior Securitizations (see Note 22)	Bloomberg Screenshot or Trepp Screenshot

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Closing Statement or Loan Agreement
Subordinate Debt	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff	Closing Statement
Purchase Price	Closing Statement, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs	Closing Statement
Reserves	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses	Closing Statement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics for each mortgaged property on the Preliminary Data File, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Units, Pads, Rooms, Sq Ft,” “Occupancy (%)” and “Major Tenant Information” characteristics for each mortgaged property on the Preliminary Data File, the Depositor instructed us to include the improvements associated with ground lease tenants, all as shown on the applicable Source Documents.

3.	For the Mortgage Loan identified on the Preliminary Data File as “Veritas Multifamily Pool 1” (the “Veritas Multifamily Pool 1 Mortgage Loan”), which is a Multiple Property Loan, the appraisal report Source Documents contain:
a.	Individual appraised values for each of the sixty-one Underlying Properties, which total $865,880,000 in the aggregate, and
b.	A “Valuation of Portfolio (Bulk)” appraised value for the combined portfolio of $923,275,000, which includes a 6.63% portfolio premium that is described on the appraisal report Source Document for the combined portfolio.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Veritas Multifamily Pool 1 Mortgage Loan, the Depositor instructed us to use the “Valuation of Portfolio (Bulk)” appraised value of $923,275,000 that is shown on the appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the Veritas Multifamily Pool 1 Mortgage Loan, the Depositor instructed us to use the individual appraised value for each Underlying Property, as shown on the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $923,275,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the Veritas Multifamily Pool 1 Mortgage Loan).

For the purpose of comparing the “Appraisal Date” characteristic for the Veritas Multifamily Pool 1 Mortgage Loan, the Depositor instructed us to use the date of valuation related to the “Valuation of Portfolio (Bulk)” appraised value for the combined portfolio that is described on the appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraisal Date” characteristic for each Underlying Property that secures the Veritas Multifamily Pool 1 Mortgage Loan, the Depositor instructed us to use the individual dates of valuation for each Underlying Property, as shown on the applicable appraisal report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

For the Mortgage Loan identified on the Preliminary Data File as “Veritas Multifamily Pool 2” (the “Veritas Multifamily Pool 2 Mortgage Loan”), which is a Multiple Property Loan, the appraisal report Source Documents contain:

a.	Individual appraised values for each of the fourteen Underlying Properties, which total $178,440,000 in the aggregate, and
b.	A “Valuation of Portfolio (Bulk)” appraised value for the combined portfolio of $190,335,000, which includes a 6.67% portfolio premium that is described on the appraisal report Source Document for the combined portfolio.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Veritas Multifamily Pool 2 Mortgage Loan, the Depositor instructed us to use the “Valuation of Portfolio (Bulk)” appraised value of $190,335,000 that is shown on the appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the Veritas Multifamily Pool 2 Mortgage Loan, the Depositor instructed us to use the individual appraised value for each Underlying Property, as shown on the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $190,335,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the Veritas Multifamily Pool 2 Mortgage Loan).

For the purpose of comparing the “Appraisal Date” characteristic for the Veritas Multifamily Pool 2 Mortgage Loan, the Depositor instructed us to use the date of valuation related to the “Valuation of Portfolio (Bulk)” appraised value for the combined portfolio that is described on the appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraisal Date” characteristic for each Underlying Property that secures the Veritas Multifamily Pool 2 Mortgage Loan, the Depositor instructed us to use the individual dates of valuation for each Underlying Property, as shown on the applicable appraisal report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

4.	The Depositor instructed us to perform procedures on the ”Environmental Phase II” and “Environmental Phase II Report Date” characteristics only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

5.	The Depositor instructed us to perform procedures on the “Environmental Insurance Required (Y/N)” characteristic only for Mortgage Loans and/or mortgaged properties that contained an environmental insurance certificate Source Document in the related loan file. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property on the Preliminary Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required by the “Originator” of the Mortgage Loan to obtain environmental insurance for the related mortgaged property.

6.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Mortgage Loans and/or mortgaged properties that contained a seismic report Source Document in the related loan file. For each Mortgage Loan and/or mortgaged property that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

7.	For each Mortgage Loan and/or mortgaged property on the Preliminary Data File, the Depositor instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” characteristic on the Preliminary Data File is greater than or equal to 20%. If the “PML or SEL (%)” characteristic on the Preliminary Data File is less than 20% or is “NAP” (see Note 6 above), the Depositor instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

8.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Preliminary Data File, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Document. Furthermore, the Depositor instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown on the applicable Source Document.

9.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Preliminary Data File, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown on the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

10.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	Second Largest Tenant Lease Expiration,
c.	Third Largest Tenant Lease Expiration,
d.	Fourth Largest Tenant Lease Expiration and
e.	Fifth Largest Tenant Lease Expiration

characteristics for each mortgaged property on the Preliminary Data File, the Depositor instructed us to use the last day of the month in which the Cut-off Date occurs for any tenant for which the lease expiration date shown on the applicable Source Document occurs prior to the Cut-off Date.

11.	The Depositor provided a Microsoft Excel data file labeled “Veritas – Pool 1 and 2 – Additional Disclosures_v02.xlsx” (the “Veritas Lease Expiration Schedule”) and instructed us to use this data file as the Source Document for the purpose of comparing:
a.	The “Largest Tenant Lease Expiration” characteristic for the mortgaged property, identified on the Preliminary Data File as “1753 Mason Street” and
b.	The “Fifth Largest Tenant Lease Expiration” characteristic for the mortgaged property identified of the Preliminary Data File as “2075 Market Street.”

12.	For the purpose of comparing the “Underwriting Information” characteristics for each mortgaged property on the Preliminary Data File (except for the “ADR ($)” and “RevPAR ($)” characteristics), the Depositor instructed us to ignore differences of $1 or less.

13.	The Depositor instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for Mortgage Loans and/or mortgaged properties with a “General Property Type” of “Hospitality” on the Preliminary Data File.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics, the Depositor instructed us to use the “most recent” or “trailing 12 month” values on the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

14.	The Depositor indicated that the Mortgage Loans listed in Table A1 (each, a “Pari Passu Mortgage Loan”) are each comprised of a pari-passu component of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu components that will not be assets of the Issuing Entity (each, a “Senior Companion Loan”), and with respect to each of the Veritas Multifamily Pool 1 Mortgage Loan and Veritas Multifamily Pool 2 Mortgage Loan, a subordinate component that will not be an asset of the Issuing Entity (the “Veritas Multifamily Pool 1 Subordinate Companion Loan” and “Veritas Multifamily Pool 2 Subordinate Companion Loan,” respectively). For each Whole Loan listed in Table A1, the applicable Source Document or other schedule provided by the Depositor (the “Client Provided Schedules,” together with the applicable Source Documents, the “Data Sources”) listed in the “Data Source” column of Table A1 indicates that the Mortgage Loan was split into multiple note components (each, a “Note Component”), which are listed in the “Note Component(s)” column of Table A1:

Table A1:
Whole Loan	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Veritas Multifamily Pool 1	Mortgage Loan Senior Companion Loans Subordinate Companion Loan	A-2 A-1, A-3 B	Interest Only	Schedule provided by the Depositor

Twenty Ninth Street	Mortgage Loan Senior Companion Loans	A-1 A-2, A-3	Interest Only	Loan Modification Agreement

Panorama Corporate Center	Mortgage Loan Senior Companion Loan	A-1 A-2	Interest Only	Schedule provided by the Depositor

Residence Inn and SpringHill Suites North Shore	Mortgage Loan Senior Companion Loan	A-1 A-2	Amortizing	Schedule provided by the Depositor

Veritas Multifamily Pool 2	Mortgage Loan Senior Companion Loan Subordinate Companion Loan	A-1 A-2 B	Interest Only	Schedule provided by the Depositor

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the Depositor instructed us to use information on the applicable Data Source listed in the “Data Source” column of Table A1 for the “Note Component” that is listed in the “Note Component(s)” column of Table A1 that is associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A1.

Exhibit 2 to Attachment A

Notes: (continued)

14. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Original Balance (Non-trust)” characteristic for each Pari Passu Mortgage Loan, the Depositor instructed us to use information on the applicable Data Source listed in the “Data Source” column of Table A1 for the “Note Component(s)” that are listed in the “Note Component(s)” column of Table A1 that are associated with the “Senior Companion Loan(s)” portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A1.

Except as described in Table A1 and the preceding two paragraphs of this Note 14, we did not use the Client Provided Schedules for the purpose of comparing the “Original Balance ($)” and “Pari Passu Companion Loan Original Balance (Not-trust)” characteristics for any other Mortgage Loans.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A1, the Depositor instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A1, the Depositor instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A1, each of which has an “Interest Accrual Method” on the Preliminary Data File of “Actual/360,” the Depositor instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Preliminary Data File,
b.	The interest rate for the related Senior Companion Loan(s), as shown on the applicable Source Document, and
c.	365/360.

Exhibit 2 to Attachment A

Notes: (continued)

15.	For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Preliminary Data File with the “Amortization Type” characteristic as “Interest Only, Then Amortizing” (the “Partial I/O Loans”), the Depositor instructed us to use the “Monthly Debt Service ($)” after the expiration of the “Original Interest-Only Period (Mos.)” (as defined in Item 7. of Attachment A), as shown on the applicable loan agreement or loan modification agreement Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Preliminary Data File with the “Amortization Type” characteristic as “Interest Only” (the “Interest Only Loans”), all of which have an “Interest Accrual Method” on the Preliminary Data File of “Actual/360,” the Depositor instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Preliminary Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Preliminary Data File, and
c.	365/360.

16.	For the purpose of comparing the “First Due Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us that the “First Due Date” is the sixth day of the calendar month in which the first full “Interest Accrual Period” (as defined on the applicable loan agreement Source Document) ends.

17.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender.

b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.
c.	Soft Springing - the borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default or one or more specified trigger events under the loan documents, at which time the lockbox account converts to a “Hard” lockbox.
d.	Springing - a lockbox that is not currently in place, but the loan documents require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the loan documents.

Exhibit 2 to Attachment A

Notes: (continued)

17. (continued)

For the purpose of comparing the “Cash Management” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the following definitions:

a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the loan documents have occurred and are outstanding) generally on a daily basis,
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the loan documents.

18.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date and
d.	Prepayment / Defeasance Begin Date

characteristics for each Pari Passu Mortgage Loan, the Depositor instructed us to assume that the entire “Loan” (as defined on the applicable loan agreement Source Document) has been securitized.

19.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayments with yield maintenance, the Depositor instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period.

Exhibit 2 to Attachment A

Notes: (continued)

20.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayments with yield maintenance, the Depositor instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use first “Due Date” which occurs during the open period.

21.	For the purpose of comparing the:
a.	B Note Original Amount,
b.	B Note Interest Rate,
c.	B Note Maturity Date,
d.	B Note Annual Payment,
e.	Name of Mezzanine Lender,
f.	Mezzanine Debt Original Balance,
g.	Mezzanine Debt Interest Rate,
h.	Mezzanine Debt Maturity Date,
i.	Mezzanine Debt Annual Payment,
j.	Other Subordinate Debt Balance and
k.	Other Subordinate Debt Type

characteristics for each Mortgage Loan on the Preliminary Data File, either:

i.	The loan agreement and/or loan modification Source Documents describe the existence of any additional debt or
ii.	The Depositor provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, subordination and standstill agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the loan agreement and/or loan modification agreement Source Documents or information indicated on the Secondary Financing Documents, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A

Notes: (continued)

21. (continued)

For the purpose of comparing the:

a.	B Note Original Amount,
b.	B Note Interest Rate,
c.	B Note Maturity Date,
d.	B Note Annual Payment

characteristics for the Veritas Multifamily Pool 1 Mortgage Loan and Veritas Multifamily Pool 2 Mortgage Loan, the Depositor instructed us to use the applicable information relating to the Veritas Multifamily Pool 1 Subordinate Companion Loan and Veritas Multifamily Pool 2 Subordinate Companion Loan, respectively, as shown on the applicable Source Documents and/or Client Provided Schedules.

For the purpose of comparing the “B Note Annual Payment” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to annualize any debt service amounts that are shown as monthly amounts on the applicable loan agreement and/or loan modification agreement Source Documents or Secondary Financing Documents. Additionally, for the purpose of this procedure, the Depositor instructed us to use the monthly debt service or annual debt service (as applicable) after the expiration of any interest-only term that may exist for the related B note(s), as shown on the loan agreement and/or loan modification agreement Source Documents or Secondary Financing Documents.

For the Veritas Multifamily Pool 1 Mortgage Loan and Veritas Multifamily Pool 2 Mortgage Loan (together, the “Mortgage Loans With Existing Mezzanine Debt”), which each have an amount greater than zero on the Preliminary Data File for the “Mezzanine Debt Original Balance” characteristic, the applicable Source Documents and/or Secondary Financing Documents indicate that the mezzanine debt associated with each such Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for each Mortgage Loan With Existing Mezzanine Debt, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	The “Mezzanine Debt Original Balance,” as shown on the Preliminary Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

Exhibit 2 to Attachment A

Notes: (continued)

22.	For each Mortgage Loan that the Depositor indicated was included in a previous securitization (the “Previously Securitized Loans”), the Depositor provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”). We performed no procedures to determine if any Mortgage Loan for which we were not provided Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
Administrative Fee Rate (%)
Subsidized Housing Programs
Overlapping Fee Interest?
Sources and Uses Comments
Pari Passu Split (Y/N)
Pari Passu Control Piece in Trust?
Pari Passu Description

Note:   We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.